Income Tax Expense/(Benefit)	12 Months Ended
Jun. 30, 2024
Income Tax Expense/(Benefit) [Abstract]
Income tax expense/(benefit)

Note 13. Income tax expense/(benefit)

	Consolidated
	December 2024	December 2023
	$	$
Numerical reconciliation of income tax expense/(benefit) and tax at the statutory rate
Loss before income tax expense	(3,304,359)	(1,685,644)
Tax at the statutory tax rate of 25%	(826,090)	(421,411)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	168,291	131,747
Timing differences (not meeting deferred asset criteria)	(124,932)	(127,200)
Carry forward losses (not meeting deferred asset criteria)	782,731	416,864
Income tax expense/(benefit)	—	—